Rio Tinto financial information by business unit - Schedule of financial information by business unit (Parenthetical) (Detail) - USD ($) $ in Millions				12 Months Ended
	Aug. 05, 2016	Mar. 01, 2016	Feb. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Percentage of capital expenditure in subsidiaries				100.00%
Loss on other restructuring costs				$ 177
Mount Pleasant Project [Member] | MACH Energy Australia Pty Ltd [Member]
Disclosure of operating segments [Line Items]
Proceeds from disposal capital expenditure	$ 192
Ownership interest in cash generating units disposed	100.00%
Hope Downs Joint Venture [member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture				50.00%
Robe river iron associates [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				65.00%
Percentage of ownership interest exchanged in joint venture				65.00%
Proportion of net beneficial interest				53.00%
Non-controlling interest (%), Subsidiary				12.00%
Freeport-McMoRan Inc [Member]
Disclosure of operating segments [Line Items]
Percentage of material mined				40.00%
Diavik Joint Venture [member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture				60.00%
Hunter valley operations [member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture			32.40%
Proportion of class held (%), Subsidiary					67.60%
Mount thorley co venture [member]
Disclosure of operating segments [Line Items]
Proportion of class held (%), Subsidiary					80.00%
Warkworth joint venture [member]
Disclosure of operating segments [Line Items]
Proportion of class held (%), Subsidiary					55.60%
30 Percent [Member] | Robe river iron associates [member]
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage				30.00%
Net beneficial interest held percentage as owned subsidiary				60.00%
35 Percent [Member] | Robe river iron associates [member]
Disclosure of operating segments [Line Items]
Net beneficial interest held percentage				35.00%
Net beneficial interest held percentage as owned subsidiary				100.00%
Hamersley Iron Pty Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				100.00%
Oyu Tolgoi LLC [member] | Turquoise Hill Resources Ltd [member]
Disclosure of operating segments [Line Items]
% of share class held by Group companies				50.80%
Oyu Tolgoi LLC [member] | Turquoise Hill Resources Ltd [member] | Oyo Tolgoi Copper-Gold Mine [Member]
Disclosure of operating segments [Line Items]
% of share class held by Group companies				66.00%
Argyle Diamonds Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				100.00%
Coal & Allied Industries Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary			100.00%		100.00%	80.00%
Coal & Allied Industries Limited [member] | Bengalla joint venture [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed		40.00%
Coal & Allied Industries Limited [member] | Mount Pleasant Project [Member]
Disclosure of operating segments [Line Items]
Ownership interest in joint venture disposed	100.00%
Rio Tinto Fer et Titane Inc. [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				100.00%
QIT Madagascar Minerals SA [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				80.00%
Richards Bay Minerals [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				74.00%
Energy Resources of Australia Limited [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				68.40%
Rossing Uranium Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				68.60%
Proportion of class held (%), Subsidiary				35.57%
Simfer Jersey Limited [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				53.00%
Simfer S.A. [member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				85.00%
Non-controlling interest (%), Subsidiary				45.05%
Gove Alumina Refinery and Rio Tinto Marine [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary				100.00%